Long-Term Investments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Carrying value of equity investments	¥ 125,000,000		¥ 152,000,000
Unrealized gains (upward adjustment)	0		0	¥ 0
Cumulative impairment charges	176,000,000
Impairment related to investments without readily determinable fair value recognized	0		0
Equity method investments	0		13,800,000
Loss from equity method investments	(19,200,000)	$ (2,742)	(2,417,000)	(1,475,000)
Expected credit loss	0		0	¥ 0
Carrying amount of held-to-maturity debt investments	119,000,000		119,000,000
Debt investment principle amount					¥ 120,000,000
Interest income	¥ 0		¥ 0